UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22243

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Global Multi-Sector Bond Fund

Investor Class (PRSNX)

This semi-annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Investor Class	$32	0.63%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,785,952
Number of Portfolio Holdings	470

Portfolio Turnover Rate	47.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Foreign Government Obligations & Municipalities	39.4%
Corporate Bonds	21.9
Asset-Backed Securities	13.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	10.9
U.S. Treasury Obligations	2.5
Bond Mutual Funds	2.4
Non-U.S. Government Mortgage-Backed Securities	1.8
Bank Loans	1.8
Short-Term and Other	6.3

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	6.7%
United Kingdom Gilt	6.7
Government of Malaysia	5.1
U.S. Treasury Inflation-Indexed Notes	2.8
U.S. Treasury Bills	2.5
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	2.5
Republic of Indonesia	2.5
Brazil Notas do Tesouro Nacional	2.0
Government of Singapore	1.9
Republic of Colombia	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F175-053 1/25

Global Multi-Sector Bond Fund

Investor Class (PRSNX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Global Multi-Sector Bond Fund

Advisor Class (PRSAX)

This semi-annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Advisor Class	$47	0.91%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,785,952
Number of Portfolio Holdings	470

Portfolio Turnover Rate	47.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Foreign Government Obligations & Municipalities	39.4%
Corporate Bonds	21.9
Asset-Backed Securities	13.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	10.9
U.S. Treasury Obligations	2.5
Bond Mutual Funds	2.4
Non-U.S. Government Mortgage-Backed Securities	1.8
Bank Loans	1.8
Short-Term and Other	6.3

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	6.7%
United Kingdom Gilt	6.7
Government of Malaysia	5.1
U.S. Treasury Inflation-Indexed Notes	2.8
U.S. Treasury Bills	2.5
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	2.5
Republic of Indonesia	2.5
Brazil Notas do Tesouro Nacional	2.0
Government of Singapore	1.9
Republic of Colombia	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F275-053 1/25

Global Multi-Sector Bond Fund

Advisor Class (PRSAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Global Multi-Sector Bond Fund

I Class (PGMSX)

This semi-annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - I Class	$24	0.46%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,785,952
Number of Portfolio Holdings	470

Portfolio Turnover Rate	47.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Foreign Government Obligations & Municipalities	39.4%
Corporate Bonds	21.9
Asset-Backed Securities	13.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	10.9
U.S. Treasury Obligations	2.5
Bond Mutual Funds	2.4
Non-U.S. Government Mortgage-Backed Securities	1.8
Bank Loans	1.8
Short-Term and Other	6.3

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	6.7%
United Kingdom Gilt	6.7
Government of Malaysia	5.1
U.S. Treasury Inflation-Indexed Notes	2.8
U.S. Treasury Bills	2.5
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	2.5
Republic of Indonesia	2.5
Brazil Notas do Tesouro Nacional	2.0
Government of Singapore	1.9
Republic of Colombia	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F223-053 1/25

Global Multi-Sector Bond Fund

I Class (PGMSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSNX Global Multi-Sector
Bond Fund
PRSAX Global Multi-
Sector Bond Fund–
.
Advisor Class
PGMSX Global Multi-Sector
Bond Fund–
.
I Class

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 9.87 $ 9.52 $ 10.45 $ 11.87 $ 11.13 $ 11.32
Investment
activities
Net investment
income
(1)(2)
0.24 0.51 0.34 0.33 0.35 0.38
Net realized and
unrealized gain/
loss 0.24 0.36 (0.84) (1.30) 0.81 (0.04)
Total from
investment
activities 0.48 0.87 (0.50) (0.97) 1.16 0.34
Distributions
Net investment
income (0.23) (0.39) (0.36) (0.34) (0.36) (0.35)
Net realized gain — — (0.07) (0.11) (0.06) (0.16)
Tax return of
capital — (0.13) — — — (0.02)
Total distributions (0.23) (0.52) (0.43) (0.45) (0.42) (0.53)
NET ASSET
VALUE
End of period $ 10.12 $ 9.87 $ 9.52 $ 10.45 $ 11.87 $ 11.13

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
4.87% 9.30% (4.75)% (8.40)% 10.51% 3.01%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.68%
(4)
0.69% 0.71% 0.65% 0.65% 0.67%
Net expenses
after waivers/
payments by
Price Associates 0.63%
(4)
0.63% 0.65% 0.65% 0.65% 0.66%
Net investment
income 4.77%
(4)
5.25% 3.49% 2.90% 2.98% 3.37%
Portfolio turnover
rate
(5)
47.2% 228.7% 257.6% 211.0% 90.7% 144.3%
Net assets, end
of period (in
thousands) $837,549 $753,372 $664,681 $965,689 $1,336,300 $905,983
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 11/30/24 and 5/31/24 would have been 29.2% and 150.8%, respectively.

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 9.88 $ 9.53 $ 10.46 $ 11.88 $ 11.15 $ 11.33
Investment
activities
Net investment
income
(1)(2)
0.23 0.48 0.32 0.30 0.32 0.35
Net realized and
unrealized gain/
loss 0.24 0.36 (0.85) (1.30) 0.79 (0.03)
Total from
investment
activities 0.47 0.84 (0.53) (1.00) 1.11 0.32
Distributions
Net investment
income (0.21) (0.37) (0.33) (0.31) (0.32) (0.32)
Net realized gain — — (0.07) (0.11) (0.06) (0.16)
Tax return of
capital — (0.12) — — — (0.02)
Total distributions (0.21) (0.49) (0.40) (0.42) (0.38) (0.50)
NET ASSET
VALUE
End of period $ 10.14 $ 9.88 $ 9.53 $ 10.46 $ 11.88 $ 11.15

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
4.82% 8.99% (5.01)% (8.66)% 10.07% 2.80%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.36%
(4)
1.59% 1.37% 1.00% 0.98% 1.06%
Net expenses
after waivers/
payments by
Price Associates 0.91%
(4)
0.91% 0.93% 0.94% 0.95% 0.95%
Net investment
income 4.50%
(4)
4.95% 3.25% 2.61% 2.69% 3.08%
Portfolio turnover
rate
(5)
47.2% 228.7% 257.6% 211.0% 90.7% 144.3%
Net assets, end
of period (in
thousands) $15,647 $16,331 $14,667 $14,758 $20,081 $16,388
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 11/30/24 and 5/31/24 would have been 29.2% and 150.8%, respectively.

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 9.87 $ 9.53 $ 10.46 $ 11.87 $ 11.14 $ 11.32
Investment
activities
Net investment
income
(1)(2)
0.25 0.53 0.36 0.35 0.37 0.40
Net realized and
unrealized gain/
loss 0.25 0.34 (0.84) (1.29) 0.80 (0.03)
Total from
investment
activities 0.50 0.87 (0.48) (0.94) 1.17 0.37
Distributions
Net investment
income (0.24) (0.40) (0.38) (0.36) (0.38) (0.36)
Net realized gain — — (0.07) (0.11) (0.06) (0.16)
Tax return of
capital — (0.13) — — — (0.03)
Total distributions (0.24) (0.53) (0.45) (0.47) (0.44) (0.55)
NET ASSET
VALUE
End of period $ 10.13 $ 9.87 $ 9.53 $ 10.46 $ 11.87 $ 11.14

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5.06% 9.36% (4.58)% (8.17)% 10.58% 3.27%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.54%
(4)
0.54% 0.55% 0.52% 0.53% 0.54%
Net expenses
after waivers/
payments by
Price Associates 0.46%
(4)
0.47% 0.49% 0.49% 0.49% 0.50%
Net investment
income 4.94%
(4)
5.43% 3.72% 3.09% 3.10% 3.53%
Portfolio turnover
rate
(5)
47.2% 228.7% 257.6% 211.0% 90.7% 144.3%
Net assets, end
of period (in
thousands) $932,756 $791,153 $566,416 $633,128 $281,219 $196,574
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 11/30/24 and 5/31/24 would have been 29.2% and 150.8%, respectively.

T. ROWE PRICE Global Multi-Sector Bond Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  13.0%
Car Loan  1.0%
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  1,215 1,238
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class D
3.34%, 8/20/26 (1) 5,000 4,910
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 6.034%, 12/26/31 (1) 715 716
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.234%, 12/26/31 (1) 185 186
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 720 728
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 1,900 1,932
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  265 270
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 1,088 1,099
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 2,745 2,747
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 3,500 3,452
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 142 143
17,421
Other Asset-Backed Securities  11.8%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 5.986%, 4/15/35 (1) 3,895 3,899
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.506%, 4/15/35 (1) 2,805 2,808
AGL
Series 2020-7A, Class AR, CLO, FRN
3M TSFR + 1.462%, 6.118%, 7/15/34 (1) 2,244 2,247

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Apidos XVIII
Series 2018-18A, Class A1R2, CLO, FRN
3M TSFR + 1.33%, 1/22/38 (1)(2) 4,385 4,385
ARES LI
Series 2019-51A, Class A1R2, CLO, FRN
3M TSFR + 1.36%, 5.922%, 10/15/37 (1) 3,135 3,131
ARES Loan Funding III
Series 2022-ALF3A, Class A1R, CLO, FRN
3M TSFR + 1.27%, 5.896%, 7/25/36 (1) 8,125 8,148
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 5.978%, 4/15/34 (1) 3,255 3,261
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.068%, 7/15/36 (1) 3,930 3,934
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 3,940 2,689
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.847%, 10/20/31 (1) 3,180 3,183
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 385 391
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 1,785 1,712
Dryden
Series 2016-45A, Class A1RR, CLO, FRN
3M TSFR + 1.08%, 5.736%, 10/15/30 (1) 3,020 3,025
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 5.903%, 5/20/34 (1) 1,566 1,567
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.009%, 7/17/34 (1) 3,840 3,841
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 788 736
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.147%, 1/17/37 (1) 2,295 2,311
Elmwood VIII
Series 2021-1A, Class AR, CLO, FRN
3M TSFR + 1.55%, 6.167%, 4/20/37 (1) 4,025 4,058

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 3,455 3,342
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 6.032%, 10/18/33 (1) 3,965 3,978
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.889%, 10/20/37 (1) 2,835 2,835
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 5.936%, 10/25/34 (1) 2,865 2,873
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 4,510 4,236
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 6.068%, 10/15/30 (1) 1,220 1,219
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 6.743%, 5/6/30 (1) 7,190 7,201
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.202%, 4/22/37 (1) 1,410 1,419
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.026%, 7/15/35 (1) 3,260 3,276
Jersey Mike's Funding
Series 2019-1A, Class A2
4.433%, 2/15/50 (1) 372 368
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 50 48
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.009%, 1/21/35 (1) 3,180 3,185
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.406%, 1/15/36 (1) 1,175 1,182
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 7.156%, 1/15/36 (1) 3,670 3,708
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.917%, 10/20/34 (1) 1,345 1,352

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.667%, 10/20/29 (1) 1,715 1,717
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.946%, 10/15/32 (1) 3,135 3,138
Magnetite XVII
Series 2016-17A, Class AR2, CLO, FRN
3M TSFR + 1.50%, 6.117%, 4/20/37 (1) 3,895 3,912
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 6.362%, 10/18/33 (1) 1,065 1,068
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 7.282%, 10/18/33 (1) 1,600 1,605
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 215 212
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 3,240 3,307
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.039%, 7/17/35 (1) 1,832 1,835
Northwoods Capital XIV
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.766%, 11/13/31 (1) 5,672 5,680
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.887%, 11/26/37 (1) 2,620 2,620
OCP
Series 2020-19A, Class AR, CLO, FRN
3M TSFR + 1.412%, 6.029%, 10/20/34 (1) 2,250 2,255
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.176%, 4/15/37 (1) 1,205 1,209
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29 (1) 3,340 3,395
Orion
Series 2023-1A, Class A, CLO, FRN
3M TSFR + 1.90%, 6.526%, 10/25/36 (1) 2,200 2,213
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.789%, 7/30/31 (1) 5,058 5,061

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.173%, 11/15/36 (1) 2,955 2,969
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 377 379
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.651%, 8/20/32 (1) 7,672 7,651
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.206%, 4/15/37 (1) 3,625 3,640
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 2,340 2,401
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.176%, 4/25/37 (1) 3,325 3,343
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 6.826%, 4/25/37 (1) 3,090 3,109
Sound Point XX
Series 2018-2A, Class A, CLO, FRN
3M TSFR + 1.362%, 5.979%, 7/26/31 (1) 3,004 3,009
Sound Point XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 1/20/32 (1)(2) 520 520
Symphony
Series 2023-30A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 6.157%, 10/20/37 (1) 2,085 2,103
Symphony
Series 2024-42A, Class A1, CLO, FRN
3M TSFR + 1.53%, 6.177%, 4/17/37 (1) 2,970 2,991
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.856%, 7/15/30 (1) 2,846 2,850
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 4/15/31 (1)(2) 2,540 2,540
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.817%, 1/20/32 (1) 3,966 3,972
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.956%, 1/25/34 (1) 7,825 7,852

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.856%, 10/15/31 (1) 3,122 3,124
Wellfleet
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 0.818%, 5.436%, 10/20/31 (1) 4,285 4,285
Wellfleet
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.482%, 6.099%, 4/20/34 (1) 3,825 3,835
Wind River
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.972%, 7/20/35 (1) 7,880 7,894
Wise
Series 2024-2A, Class A, CLO, FRN
3M TSFR + 1.46%, 6.76%, 7/15/37 (1) 7,890 7,911
211,153
Student Loan  0.2%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 559 551
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 1,985
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 1,723
4,259
Total Asset-Backed Securities
(Cost $232,992) 232,833
BANK LOANS  1.8% (3)
FINANCIAL INSTITUTIONS  0.5%
Brokerage Asset Managers Exchanges  0.3%
Hightower Holding, FRN
3M TSFR + 3.50%, 8.071%, 4/21/28  4,815 4,857
4,857
Insurance  0.2%
Asurion , FRN
1M TSFR + 5.25%, 9.937%, 1/20/29  2,690 2,617
TIH Insurance Holdings, FRN
3M TSFR + 3.25%, 7.854%, 5/6/31  1,335 1,338
TIH Insurance Holdings, FRN
3M TSFR + 4.75%, 9.354%, 5/6/32  511 521
4,476
Total Financial Institutions 9,333

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  1.2%
Capital Goods  0.4%
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 10.865%, 5/21/29  1,974 1,975
LTI Holdings, FRN
1M TSFR + 4.75%, 9.323%, 7/29/29  3,880 3,887
Pro Mach Group, FRN
1M TSFR + 3.50%, 8.073%, 8/31/28  1,015 1,026
6,888
Communications  0.1%
Mercury Data Center Bidco , FRN
3M TSFR + 4.75%, 9.762%, 9/5/29 (4) 2,500 2,488
2,488
Consumer Non-Cyclical  0.2%
Medline Borrower, FRN
1M TSFR + 2.25%, 6.823%, 10/23/28  1,925 1,936
Triton Water Holdings, FRN
3M TSFR + 4.00%, 8.604%, 3/31/28  1,042 1,049
2,985
Technology  0.5%
Ascend Learning, FRN
1M TSFR + 5.75%, 10.423%, 12/10/29  2,635 2,628
AthenaHealth Group, FRN
1M TSFR + 3.25%, 7.823%, 2/15/29  2,278 2,284
Delta Topco, FRN
3M TSFR + 3.50%, 8.198%, 11/30/29  2,200 2,214
Project Alpha Intermediate Holding, FRN
1M TSFR + 3.25%, 10/28/30 (2) 1,180 1,186
RealPage , FRN
1M TSFR + 6.50%, 11.187%, 4/23/29  995 982
9,294
Total Industrial 21,655
UTILITY  0.1%
Electric  0.1%
Vistra Zero Operating, FRN
1M TSFR + 2.75%, 7.323%, 4/30/31  1,647 1,659
Total Utility 1,659
Total Bank Loans
(Cost $32,483) 32,647

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BOND MUTUAL FUNDS  2.4%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
7.45% (5)(6) 4,602 43,720
Total Bond Mutual Funds
(Cost $42,608) 43,720
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Industrial Other  0.0%
Mriya Farming, Recovery Certificates (EUR), Acquisition Date:
8/23/18, Cost $— (4)(7)(8) 128 1
Total Industrial 1
Total Common Stocks
(Cost $–) 1
CONVERTIBLE BONDS  0.2%
INDUSTRIAL  0.2%
Consumer Cyclical  0.2%
Alibaba Group Holding, 0.50%, 6/1/31 (1) 700 756
Meituan , Zero Coupon, 4/27/27  3,300 3,236
Total Industrial 3,992
Total Convertible Bonds
(Cost $4,040) 3,992
CORPORATE BONDS  21.9%
FINANCIAL INSTITUTIONS  9.1%
Banking  7.0%
American Express, VR, 5.043%, 7/26/28 (9) 1,780 1,791
Banca Transilvania , VR, 8.875%, 4/27/27 (EUR) (9) 2,675 2,995
Banco Comercial Portugues , VR, 6.888%, 12/7/27 (EUR) (9) 2,200 2,512
Banco de Sabadell, VR, 5.125%, 11/10/28 (EUR) (9) 3,500 3,925
Banco Santander, VR, 7.525%, 10/1/28 (9) 2,975 3,114
Bangkok Bank, VR, 3.733%, 9/25/34 (9) 3,445 3,152
Bank of America, VR, 5.819%, 9/15/29 (9) 3,920 4,058
Bank of the Philippine Islands, 5.25%, 3/26/29  3,050 3,095
Barclays, VR, 4.837%, 9/10/28 (9) 10,120 10,031
BBVA Bancomer , VR, 8.125%, 1/8/39 (1)(9)(10) 2,950 3,024
CaixaBank , VR, 5.375%, 11/14/30 (EUR) (9) 3,400 3,970
Canadian Imperial Bank of Commerce, VR, 4.508%, 9/11/27 (9) 11,745 11,714

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ceska sporitelna , VR, 5.737%, 3/8/28 (EUR) (9) 6,200 6,903
Commerzbank, VR, 5.125%, 1/18/30 (EUR) (9) 2,800 3,170
Danske Bank, VR, 4.298%, 4/1/28 (1)(9) 5,475 5,398
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (9) 2,395 2,383
ING Groep , VR, 6.114%, 9/11/34 (9) 5,255 5,547
Intesa Sanpaolo, 1.75%, 3/20/28 (EUR)  5,550 5,666
mBank , VR, 8.375%, 9/11/27 (EUR) (9) 2,500 2,850
National Bank of Canada, 4.50%, 10/10/29 (10) 5,095 5,010
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (9) 2,850 3,037
Standard Chartered, VR, 0.85%, 1/27/28 (EUR) (9) 4,015 4,059
Standard Chartered, VR, 2.819%, 1/30/26 (1)(9) 7,205 7,174
Sumitomo Mitsui Trust Bank, 4.45%, 9/10/27 (1) 11,125 11,064
UBS Group, VR, 7.75%, 3/1/29 (EUR) (9) 5,175 6,262
Wells Fargo, VR, 3.526%, 3/24/28 (9) 2,815 2,737
124,641
Finance Companies  0.2%
AerCap Ireland Capital, 3.00%, 10/29/28  3,745 3,499
3,499
Financial Other  0.5%
Blackstone Property Partners Europe Holdings, 1.00%, 5/4/28 (EUR)  4,205 4,088
Country Garden Holdings, 5.125%, 1/17/25 (8)(11) 2,400 240
Kaisa Group Holdings, 11.25%, 4/9/22 (8)(11) 5,000 275
MAF Global Securities, VR, 7.875% (9)(12) 4,200 4,352
8,955
Insurance  0.9%
AIA Group, 3.20%, 9/16/40  4,200 3,261
Athene Global Funding, 5.684%, 2/23/26 (1) 5,370 5,412
CNO Global Funding, 4.95%, 9/9/29 (1) 1,880 1,880
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 2,545 2,565
UnitedHealth Group, 4.50%, 4/15/33  3,350 3,259
16,377
Real Estate Investment Trusts  0.5%
Klepierre , 3.875%, 9/23/33 (EUR)  1,400 1,524
MPT Operating Partnership, 0.993%, 10/15/26 (EUR) (10) 4,065 3,523
MPT Operating Partnership, 2.50%, 3/24/26 (GBP) (10) 1,400 1,535
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  3,500 3,277
9,859
Total Financial Institutions 163,331
INDUSTRIAL  11.3%
Basic Industry  0.8%
CSN Resources, 8.875%, 12/5/30  602 620
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29  3,050 3,101
IMCD, 4.875%, 9/18/28 (EUR)  3,650 4,069

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
POSCO, 5.625%, 1/17/26 (1) 1,450 1,461
POSCO, 5.75%, 1/17/28 (1) 1,740 1,788
Sociedad Quimica y Minera de Chile, 6.50%, 11/7/33  3,049 3,181
14,220
Capital Goods  0.9%
Boeing, 2.196%, 2/4/26  2,650 2,559
Boeing, 3.10%, 5/1/26  4,395 4,264
Highland Holdings, 2.875%, 11/19/27 (EUR)  3,450 3,666
Itelyum Regeneration, 4.625%, 10/1/26 (EUR)  2,700 2,829
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  2,201 2,324
15,642
Communications  2.1%
Africell Holding, 10.50%, 10/23/29 (1) 3,665 3,629
Axian Telecom, 7.375%, 2/16/27  3,600 3,615
Axian Telecom, 7.375%, 2/16/27 (1) 1,490 1,497
Cellnex Finance, 1.50%, 6/8/28 (EUR)  3,700 3,720
Charter Communications Operating, 6.384%, 10/23/35  4,300 4,410
CSC Holdings, 11.25%, 5/15/28 (1) 2,615 2,582
HTA Group, 7.50%, 6/4/29 (1) 1,350 1,376
Netflix, 3.625%, 5/15/27 (EUR)  3,730 4,034
Netflix, 4.625%, 5/15/29 (EUR)  4,705 5,349
Prosus , 3.061%, 7/13/31  3,750 3,201
T-Mobile USA, 3.875%, 4/15/30  4,176 3,990
37,403
Consumer Cyclical  1.8%
Ferrari, 3.625%, 5/21/30 (EUR)  3,000 3,268
Motion Bondco , 4.50%, 11/15/27 (EUR)  2,875 2,848
Pandora, 4.50%, 4/10/28 (EUR)  4,330 4,777
Sands China, 4.375%, 6/18/30 (10) 3,880 3,640
Uber Technologies, 4.30%, 1/15/30  8,820 8,622
VF, 4.125%, 3/7/26 (EUR)  4,496 4,740
Vivo Energy Investments, 5.125%, 9/24/27 (1) 2,510 2,443
Vivo Energy Investments, 5.125%, 9/24/27  1,050 1,022
31,360
Consumer Non-Cyclical  1.2%
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 2,975 3,067
CVS Health, 5.05%, 3/25/48  4,425 3,908
Haleon Netherlands Capital, 1.75%, 3/29/30 (EUR)  6,550 6,569
JAB Holdings, 5.00%, 6/12/33 (EUR)  3,400 3,966
LifePoint Health, 11.00%, 10/15/30 (1) 3,850 4,235
21,745
Energy  2.4%
Eni, 5.50%, 5/15/34 (1) 2,729 2,758
Kosmos Energy, 8.75%, 10/1/31 (1)(10) 3,860 3,673

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Occidental Petroleum, 8.875%, 7/15/30  6,204 7,150
ONEOK, 4.25%, 9/24/27  6,915 6,830
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 3,005 3,084
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(4) 8,400 8,359
Venture Global LNG, 8.375%, 6/1/31 (1) 3,080 3,234
Venture Global LNG, VR, 9.00% (1)(9)(12) 1,670 1,731
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  6,600 6,476
43,295
Industrial Other  0.4%
SMIC SG Holdings, 5.375%, 7/24/29  6,500 6,470
6,470
Technology  1.0%
Cadence Design Systems, 4.20%, 9/10/27  2,325 2,309
Cloud Software Group, 8.25%, 6/30/32 (1) 3,085 3,209
Fortinet, 2.20%, 3/15/31  3,627 3,127
Hewlett Packard Enterprise, 4.45%, 9/25/26  6,795 6,729
SK Hynix, 5.50%, 1/16/29 (1)(10) 3,050 3,102
18,476
Transportation  0.7%
APRR, 1.875%, 1/3/29 (EUR)  3,900 3,977
Autostrade per l'Italia , 2.00%, 12/4/28 (EUR)  3,175 3,218
Brambles Finance, 1.50%, 10/4/27 (EUR)  3,930 4,026
Fraport Frankfurt Airport Services Worldwide, 1.875%, 3/31/28
(EUR)  1,789 1,814
13,035
Total Industrial 201,646
UTILITY  1.5%
Electric  1.0%
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 3,740 3,688
Duke Energy, 3.75%, 4/1/31 (EUR)  5,275 5,705
NRG Energy, VR, 10.25% (1)(9)(12) 2,830 3,134
PG&E, VR, 7.375%, 3/15/55 (9) 4,221 4,348
Vistra Operations, 6.00%, 4/15/34 (1) 1,320 1,373
18,248
Natural Gas  0.5%
APA Infrastructure, 0.75%, 3/15/29 (EUR)  3,445 3,293
APA Infrastructure, 2.00%, 3/22/27 (EUR)  1,000 1,033
Engie , 3.50%, 9/27/29 (EUR)  3,800 4,118
8,444
Total Utility 26,692
Total Corporate Bonds
(Cost $398,037) 391,669

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  39.4%
Government Guarantee  0.2%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  980 1,117
Magyar Export-Import Bank, 6.125%, 12/4/27 (1) 2,730 2,769
3,886
Owned No Guarantee  2.0%
Aena , 4.25%, 10/13/30 (EUR)  3,400 3,823
Bank Negara Indonesia Persero , 3.75%, 3/30/26  3,225 3,147
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 1,505 1,518
Ecopetrol , 8.375%, 1/19/36  3,085 3,041
Korea National Oil, 4.875%, 4/3/28 (1) 3,360 3,377
NBN, 5.75%, 10/6/28 (1) 4,000 4,146
Orsted , 2.25%, 6/14/28 (EUR)  4,700 4,853
QatarEnergy , 3.125%, 7/12/41 (1) 15,680 11,946
35,851
Sovereign  6.3%
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 1,635 1,709
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 4,140 4,589
Republic of Angola, 8.25%, 5/9/28  9,210 8,752
Republic of Angola, 9.50%, 11/12/25  7,730 7,809
Republic of Argentina, 1.00%, 7/9/29  11,600 9,007
Republic of Bulgaria, 5.00%, 3/5/37  3,920 3,742
Republic of Colombia, 7.75%, 11/7/36  17,900 17,991
Republic of Ecuador, STEP, 6.90%, 7/31/30 (1) 12,400 8,416
Republic of El Salvador, 7.125%, 1/20/50  5,450 4,600
Republic of El Salvador, 9.25%, 4/17/30 (1) 4,380 4,605
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  3,700 3,700
Republic of Montenegro, 7.25%, 3/12/31 (1) 3,110 3,234
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 1,580 1,741
Republic of Serbia, 3.125%, 5/15/27 (EUR)  4,550 4,757
Republic of Serbia, 6.25%, 5/26/28 (1) 1,570 1,613
Republic of South Africa, 7.95%, 11/19/54 (1) 8,520 8,630
Republic of Sri Lanka, 6.125%, 6/3/25 (8)(11) 4,195 2,848
Republic of Sri Lanka, 6.825%, 7/18/26 (8)(11) 5,515 3,724
Republic of Sri Lanka, 6.85%, 11/3/25 (8)(11) 200 137
Republic of Sri Lanka, 7.85%, 3/14/29 (8)(11) 3,375 2,299
State of Mongolia, 5.125%, 4/7/26  7,530 7,423
111,326
Treasuries  30.9%
Arab Republic of Egypt, Treasury Bills, 28.60%, 3/4/25 (EGP)  503,300 9,456
Arab Republic of Egypt, Treasury Bills, 28.688%, 3/11/25 (EGP)  379,825 7,098
Arab Republic of Egypt, Treasury Bills, 29.00%, 3/18/25 (EGP)  112,800 2,097

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Arab Republic of Egypt, Treasury Bills , 31.25%, 12/10/24 (EGP)  466,450 9,379
Bonos de la Tesoreria de la Republica , 6.00%, 4/1/33 (CLP) (1) 11,455,000 12,022
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/31 (BRL)  243,340 34,897
Bundesrepublik Deutschland Bundesanleihe , 2.50%, 8/15/54 (EUR)  15,106 16,568
Deutsche Bundesrepublik , Inflation-Indexed, 0.10%, 4/15/33 (EUR)  26,196 27,369
Government of Japan, 1.30%, 3/20/63 (JPY)  4,099,050 19,354
Government of Japan, 2.20%, 6/20/54 (JPY)  279,300 1,853
Government of Japan, Inflation-Indexed, 0.005%, 3/10/34 (JPY)  696,436 4,826
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25 (JPY)  1,085,840 7,305
Government of Malaysia, 3.733%, 6/15/28 (MYR)  15,960 3,616
Government of Malaysia, 4.498%, 4/15/30 (MYR)  215,980 50,605
Government of Malaysia, 4.642%, 11/7/33 (MYR)  153,809 36,774
Government of Singapore, 3.375%, 5/1/34 (SGD)  43,865 34,454
Italy Buoni Poliennali Del Tesoro, 4.50%, 10/1/53 (EUR) (1) 7,031 8,244
Kingdom of Spain, 1.90%, 10/31/52 (EUR) (1) 5,852 4,561
Kingdom of Sweden, Inflation-Indexed, 0.125%, 6/1/32 (SEK)  65,637 5,947
People's Republic of China, 3.32%, 4/15/52 (CNY)  15,000 2,527
People's Republic of China, 3.53%, 10/18/51 (CNY)  10,000 1,740
People's Republic of China, 4.00%, 6/24/69 (CNY)  10,000 2,059
Republic of Austria, 0.75%, 3/20/51 (EUR) (1) 11,318 7,493
Republic of Austria, 3.15%, 10/20/53 (EUR) (1) 7,081 7,904
Republic of Colombia, 13.25%, 2/9/33 (COP)  62,271,300 15,940
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  120 96
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 959
Republic of Czech, 1.50%, 4/24/40 (CZK)  236,610 7,018
Republic of India, 6.54%, 1/17/32 (INR)  1,375,920 16,096
Republic of India, 7.18%, 8/14/33 (INR)  930,240 11,236
Republic of Indonesia, 7.00%, 9/15/30 (IDR)  500,185,000 31,768
Republic of Indonesia, 7.375%, 10/15/30 (IDR)  184,390,000 11,932
Republic of Poland, 5.00%, 10/25/34 (PLN)  9,547 2,261
Republic of South Africa, 8.875%, 2/28/35 (ZAR)  258,290 13,198
United Kingdom Gilt, 4.00%, 10/22/63 (GBP)  16,488 18,446
United Kingdom Gilt, 4.125%, 7/22/29 (GBP)  79,445 101,241
United Mexican States, 7.75%, 11/23/34 (MXN)  88,164 3,738
552,077
Total Foreign Government Obligations & Municipalities
(Cost $709,717) 703,140
MUNICIPAL SECURITIES  1.5%
Colorado  0.2%
Colorado HFA, Covenant Living Community, Series B, 3.36%,
12/1/30  3,955 3,562
3,562

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico  0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 9,427 5,821
5,821
Texas  0.2%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 3,610 3,689
3,689
Virginia  0.6%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,320 10,538
10,538
West Virginia  0.2%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,450 2,353
2,353
Total Municipal Securities
(Cost $27,500) 25,963
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.8%
Collateralized Mortgage Obligations  0.7%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM, 2.336%, 4/25/66 (1) 1,830 1,289
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $2,103 (4)(7) 2,103 2,103
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM, SOFR30A + 2.15%, 6.884%,
1/26/32 (1) 3,624 3,642
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM, 3.359%, 4/27/65 (1) 1,562 1,458
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 73 66
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 1,095 928
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM, 3.558%, 2/25/47 (1) 2,775 2,312
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 11 10
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM, 3.082%, 9/25/59 (1) 27 27
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM, 1.593%, 11/25/55 (1) 224 213
Verus Securitization Trust
Series 2023-8, Class A3, CMO, STEP, 6.968%, 12/25/68 (1) 1,605 1,623
13,671

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage-Backed Securities  1.1%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM, 1M TSFR + 1.38%, 6.003%,
9/15/34 (1) 995 965
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 5/15/53 (1) 1,515 1,151
BANK
Series 2018-BN13, Class AS, ARM, 4.467%, 8/15/61  904 870
Benchmark Mortgage Trust
Series 2024-V9, Class AS, ARM, 6.064%, 8/15/57  2,150 2,219
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM, 4.14%, 5/15/52 (1) 1,055 453
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM, 3.917%, 12/15/72 (1) 6,110 2,131
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM, 3.794%, 2/10/47  778 745
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 6.55%,
5/15/37 (1) 1,540 1,539
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1) 4,315 3,657
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 6.35%,
5/15/39 (1) 1,290 1,276
SMRT
Series 2022-MINI, Class D, ARM, 1M TSFR + 1.95%, 6.56%,
1/15/39 (1) 4,470 4,386
19,392
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $39,802) 33,063
PRIVATE INVESTMENT COMPANY  0.1%
Government Guarantee  0.1%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $828 (7)(8) † 1,071
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $660 (7)(8) † 665
Total Private Investment Company
(Cost $1,488) 1,736
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  10.9%
U.S. Treasury Obligations  10.9%
U.S. Treasury Bonds, 3.25%, 5/15/42  19,340 16,533

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  8,875 7,643
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  27,251 24,560
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  9,240 8,860
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  16,635 17,054
U.S. Treasury Notes, 4.625%, 9/15/26 (14) 38,128 38,390
U.S. Treasury Notes, 4.875%, 4/30/26 (14) 81,083 81,742
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $193,936) 194,782
SHORT-TERM INVESTMENTS  6.1%
Money Market Funds  3.6%
T. Rowe Price Government Reserve Fund, 4.67% (5)(15) 63,484 63,484
63,484
U.S. Treasury Obligations  2.5%
U.S. Treasury Bills, 4.478%, 12/17/24  44,145 44,061
44,061
Total Short-Term Investments
(Cost $107,541) 107,545
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.67% (5)(15) 5,314 5,314
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 5,314
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.67% (5)(15) 11,827 11,827
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 11,827
Total Securities Lending Collateral
(Cost $17,141) 17,141

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.1%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Call, 1/24/25 @
$110.50 (8) 876 97,400 1,287
Total Options Purchased (Cost $891) 1,287
Total Investments in Securities
100.2% of Net Assets
(Cost $1,808,176) $ 1,789,519
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $457,353 and represents 25.6% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Affiliated Companies
(6) SEC 30-day yield
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,840 and represents 0.2% of net assets.
(8) Non-income producing
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) See Note 4 . All or a portion of this security is on loan at November 30, 2024.

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(11) Security is in default or has failed to make a scheduled interest and/or principal payment.
(12) Perpetual security with no stated maturity date.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TONA Tokyo overnight average rate
TRY Turkish Lira
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Global Multi-Sector Bond Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (9.4)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (9.4)%
U.S. Government Agency Obligations  (9.4)%
UMBS, TBA
4.50%, 12/1/54  95,655 (91,845)
5.00%, 12/1/54  42,815 (42,010)
5.50%, 12/1/54  33,845 (33,803)
Total TBA Sales Commitments (Proceeds $(165,761)) (167,658)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS (0.6)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 * 4,200 86 (107) 193
Goldman Sachs, Protection Sold
(Relevant Credit: Republic of Vietnam,
Ba2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/26 * 5,245 55 29 26
Total Bilateral Credit Default Swaps, Protection
Sold (78) 219
Interest Rate Swaps (0.0)%
Goldman Sachs, 8 Year Interest Rate
Swap, Receive Fixed 12.595% at
Maturity, Pay Variable 11.15%, (BRL
CDI), at Maturity, 1/3/33 (BRL) 77,200 (341) — (341)
Total Bilateral Interest Rate Swaps — (341)
Total Bilateral Swaps (78) (122)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.6)%
Credit Default Swaps, Protection Bought (0.7)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 6,250 (808) (253) (555)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S43, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/29 124,476 (11,944) (11,140) (804)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 6,505 (56) 423 (479)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (1,838)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: SES
S.A., Baa3*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/29 (EUR) 8,000 (671) (524) (147)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (147)
Interest Rate Swaps 0.1%
2 Year Interest Rate Swap, Receive
Fixed 3.054% Annually, Pay Variable
3.620% (6M EURIBOR) Semi-Annually,
7/20/26 (EUR) 35,565 423 — 423
2 Year Interest Rate Swap, Receive
Fixed 3.365% Annually, Pay Variable
2.905% (6M EURIBOR) Semi-Annually,
4/30/26 (EUR) 36,560 1,268 — 1,268
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.227% (JPY TONA) Annually, 8/10/28
(JPY) 17,350,000 1,307 — 1,307
5 Year Interest Rate Swap, Pay Fixed
0.569% Annually, Receive Variable
0.227% (JPY TONA) Annually, 9/26/29
(JPY) 1,004,600 64 — 64
5 Year Interest Rate Swap, Pay Fixed
0.645% Annually, Receive Variable
0.169% (JPY TONA) Annually, 5/15/29
(JPY) 1,400,000 27 — 27
5 Year Interest Rate Swap, Receive
Fixed 3.431% Annually, Pay Variable
3.930% (6M CZK PRIBOR) Semi-
Annually, 10/15/29 (CZK) 561,155 (21) — (21)
5 Year Interest Rate Swap, Receive
Fixed 6.450% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 6/5/29 (INR) 1,562,800 286 — 286
30 Year Interest Rate Swap, Pay Fixed
2.341% Annually, Receive Variable
3.364% (6M EURIBOR) Semi-Annually,
3/9/54 (EUR) 9,986 (942) — (942)
Total Centrally Cleared Interest Rate Swaps 2,412

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.305% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/24/29 85,700 535 — 535
Total Centrally Cleared Zero-Coupon Inflation
Swaps 535
Total Centrally Cleared Swaps 962
Net payments (receipts) of variation margin to date (1,184)
Variation margin receivable (payable) on centrally cleared swaps $ (222)
*
Credit ratings as of November 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(1,080).

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 12/6/24 MYR 153,102 USD 34,293 $ 159
Bank of America 12/6/24 USD 53,185 MYR 231,115 1,177
Bank of America 1/16/25 TRY 185,127 USD 4,898 176
Bank of America 1/24/25 NZD 97 USD 58 (1)
Bank of America 3/7/25 USD 34,436 MYR 153,102 (143)
Barclays Bank 12/3/24 BRL 50,543 USD 8,835 (438)
Barclays Bank 12/3/24 USD 8,349 BRL 50,543 (47)
Barclays Bank 1/17/25 MXN 307,486 USD 15,587 (562)
Barclays Bank 1/17/25 USD 13,545 ZAR 239,116 334
Barclays Bank 1/17/25 USD 17,103 ZAR 311,823 (126)
Barclays Bank 1/17/25 ZAR 307,392 USD 17,641 (657)
Barclays Bank 1/24/25 CHF 76 USD 88 (2)
Barclays Bank 1/24/25 JPY 2,733,189 USD 18,000 404
Barclays Bank 1/24/25 JPY 142,003 USD 959 (3)
Barclays Bank 1/24/25 NZD 548 USD 327 (2)
Barclays Bank 1/24/25 USD 138 CHF 118 3
Barclays Bank 1/24/25 USD 1,462 CZK 34,957 (3)
Barclays Bank 1/24/25 USD 69,606 JPY 10,309,030 189
Barclays Bank 2/21/25 GBP 15,048 USD 19,062 82
Barclays Bank 2/21/25 USD 120,153 GBP 95,286 (1,065)
Barclays Bank 3/14/25 USD 7,579 CNH 53,522 162
BNP Paribas 2/14/25 USD 712 PLN 2,859 10
BNP Paribas 2/21/25 USD 3,644 EUR 3,442 (6)
BNY Mellon 1/24/25 USD 1,422 CZK 34,200 (11)
Citibank 12/3/24 BRL 51,763 USD 8,551 48
Citibank 12/3/24 USD 9,075 BRL 51,763 476
Citibank 12/6/24 COP 83,207,804 USD 18,959 (209)
Citibank 12/6/24 USD 897 COP 3,669,535 70
Citibank 1/17/25 USD 16,986 HUF 6,662,534 (27)
Citibank 1/17/25 USD 11,336 IDR 175,557,916 280
Citibank 1/24/25 AUD 26,558 USD 17,707 (378)
Citibank 1/24/25 CHF 14,865 USD 17,329 (342)
Citibank 1/24/25 JPY 5,183,213 USD 34,510 392
Citibank 1/24/25 USD 1,321 CZK 31,563 (1)
Citibank 3/4/25 EGP 121,431 USD 2,324 7
Citibank 3/7/25 USD 18,745 COP 83,207,804 206
Citibank 3/12/25 EGP 204,669 USD 3,659 254
Citibank 3/14/25 USD 9,642 CNH 67,323 312
Deutsche Bank 12/3/24 BRL 62,767 USD 10,369 58
Deutsche Bank 12/3/24 BRL 98,567 USD 17,227 (853)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 12/3/24 USD 11,034 BRL 62,767 $ 607
Deutsche Bank 12/3/24 USD 16,283 BRL 98,567 (91)
Deutsche Bank 12/6/24 USD 5,764 COP 25,266,695 70
Deutsche Bank 12/13/24 USD 33,842 SGD 43,793 1,123
Deutsche Bank 1/24/25 AUD 579 USD 381 (3)
Deutsche Bank 1/24/25 JPY 30,784 USD 208 (1)
Deutsche Bank 1/24/25 NOK 2,138 USD 194 —
Deutsche Bank 1/24/25 NOK 12,447 USD 1,142 (14)
Deutsche Bank 1/24/25 USD 139 NZD 233 1
Deutsche Bank 1/24/25 USD 198 NZD 338 (3)
Deutsche Bank 2/7/25 USD 21,410 CLP 20,288,908 601
Deutsche Bank 2/14/25 USD 528 PLN 2,117 8
Deutsche Bank 2/21/25 EUR 1,913 USD 2,026 3
Deutsche Bank 2/21/25 USD 233,603 EUR 220,566 (373)
Goldman Sachs 12/3/24 BRL 124,550 USD 21,371 (681)
Goldman Sachs 12/3/24 USD 20,575 BRL 124,550 (115)
Goldman Sachs 1/17/25 USD 9,686 IDR 147,459,008 400
Goldman Sachs 1/17/25 USD 18,311 INR 1,542,886 112
Goldman Sachs 1/24/25 USD 235 CAD 327 1
Goldman Sachs 2/21/25 USD 190 GBP 151 (2)
Goldman Sachs 3/6/25 USD 38,352 BRL 228,027 987
Goldman Sachs 3/14/25 CNH 176,835 USD 25,524 (1,019)
HSBC Bank 12/3/24 BRL 71,575 USD 11,824 66
HSBC Bank 12/3/24 USD 12,659 BRL 71,575 769
HSBC Bank 12/6/24 MYR 250,967 USD 56,245 230
HSBC Bank 12/6/24 MYR 134,954 USD 32,047 (1,679)
HSBC Bank 12/6/24 USD 70,708 MYR 311,478 616
HSBC Bank 1/17/25 USD 4,751 IDR 72,843,805 164
HSBC Bank 1/17/25 USD 802 INR 67,684 4
HSBC Bank 1/24/25 CAD 254 USD 183 (1)
HSBC Bank 1/24/25 MXN 45,744 USD 2,313 (80)
HSBC Bank 1/24/25 USD 104 AUD 161 (1)
HSBC Bank 3/7/25 USD 56,481 MYR 250,967 (201)
HSBC Bank 3/14/25 USD 3,863 CNH 27,229 89
JPMorgan Chase 12/3/24 BRL 39,101 USD 6,459 36
JPMorgan Chase 12/3/24 USD 6,951 BRL 39,101 456
JPMorgan Chase 12/6/24 MYR 3,570 USD 806 (3)
JPMorgan Chase 12/13/24 USD 1,506 SGD 1,965 38
JPMorgan Chase 1/24/25 AUD 101 USD 66 (1)
JPMorgan Chase 1/24/25 USD 210 JPY 32,309 (7)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 2/14/25 USD 605 PLN 2,465 $ —
JPMorgan Chase 2/21/25 EUR 106 USD 112 1
Morgan Stanley 1/24/25 NZD 1,675 USD 1,017 (24)
Morgan Stanley 1/24/25 USD 194 CHF 169 1
Morgan Stanley 1/24/25 USD 16,530 NZD 27,226 395
Nomura Securities
International 1/24/25 NZD 27,226 USD 16,499 (364)
Societe Generale 12/6/24 USD 12,224 COP 53,463,882 177
Standard Chartered 1/17/25 USD 19,874 IDR 311,023,601 288
Standard Chartered 1/24/25 JPY 5,800,000 USD 37,980 1,075
Standard Chartered 2/28/25 USD 5,776 SEK 63,245 (59)
State Street 12/3/24 BRL 48,455 USD 8,004 45
State Street 12/3/24 USD 8,656 BRL 48,455 607
State Street 1/17/25 HUF 6,662,534 USD 17,749 (736)
State Street 1/17/25 USD 3,833 MXN 77,985 22
State Street 1/24/25 CAD 12,615 USD 9,035 (5)
State Street 1/24/25 CHF 14,740 USD 17,207 (363)
State Street 1/24/25 JPY 7,165,226 USD 47,234 1,015
State Street 1/24/25 MXN 361,451 USD 17,632 11
State Street 1/24/25 MXN 358,997 USD 17,606 (83)
State Street 1/24/25 USD 2,844 CZK 68,077 (9)
State Street 1/24/25 USD 17,278 JPY 2,622,794 (383)
State Street 2/14/25 PLN 70,643 USD 17,635 (300)
State Street 2/14/25 USD 404 PLN 1,623 6
State Street 2/21/25 EUR 16,643 USD 17,692 (37)
State Street 2/21/25 USD 23,546 EUR 22,465 (285)
State Street 2/21/25 USD 1,301 GBP 1,024 (2)
State Street 2/28/25 USD 453 SEK 4,950 (4)
Toronto-Dominion Bank 1/24/25 CAD 24,396 USD 17,605 (142)
Toronto-Dominion Bank 1/24/25 USD 2,703 CAD 3,726 36
UBS Investment Bank 1/16/25 TRY 124,674 USD 3,269 149
UBS Investment Bank 1/17/25 USD 8,601 INR 724,397 56
UBS Investment Bank 1/24/25 CHF 15,654 USD 17,860 28
UBS Investment Bank 1/24/25 JPY 105,994 USD 715 (1)
UBS Investment Bank 1/24/25 USD 114 AUD 172 1
UBS Investment Bank 1/24/25 USD 179 AUD 275 (1)
UBS Investment Bank 1/24/25 USD 79 CAD 109 1
UBS Investment Bank 1/24/25 USD 37,379 CHF 31,983 831
UBS Investment Bank 1/24/25 USD 51,903 JPY 7,694,865 88
UBS Investment Bank 1/24/25 USD 159 JPY 24,011 (2)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 1/24/25 USD 74 NOK 811 $ —
UBS Investment Bank 1/24/25 USD 218 NOK 2,417 —
UBS Investment Bank 1/24/25 USD 149 NZD 246 4
UBS Investment Bank 2/7/25 CLP 8,497,326 USD 8,697 18
UBS Investment Bank 2/21/25 EUR 5,596 USD 5,873 64
UBS Investment Bank 3/6/25 BRL 8,675 USD 1,434 (13)
UBS Investment Bank 3/14/25 USD 11,563 CNH 81,483 271
Wells Fargo 12/6/24 USD 198 COP 807,692 16
Net unrealized gain (loss) on open forward
currency exchange contracts $ 4,422

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 176 Commonwealth of Australia ten year
bond contracts 12/24 13,002 $ (444)
Long, 856 Commonwealth of Australia three year
bond contracts 12/24 59,106 (811)
Long, 440 Euro BOBL contracts 12/24 55,727 34
Long, 129 Euro BUND contracts 12/24 18,373 456
Long, 32 Euro BUXL thirty year bond contracts 12/24 4,727 189
Short, 7 Government of Japan ten year bond
contracts 12/24 (6,693) 63
Long, 386 Republic of South Korea ten year bond
contracts 12/24 33,015 616
Long, 395 Republic of South Korea three year
bond contracts 12/24 30,234 265
Long, 501 Government of Canada ten year bond
contracts 3/25 44,165 1,076
Long, 374 U.K. Gilt ten year contracts 3/25 45,634 546
Long, 270 U.S. Treasury Long Bond contracts 3/25 32,265 814
Long, 354 U.S. Treasury Notes five year contracts 3/25 38,091 298
Long, 438 U.S. Treasury Notes ten year contracts 3/25 48,700 595
Short, 314 U.S. Treasury Notes two year contracts 3/25 (64,718) (199)
Long, 495 Ultra U.S. Treasury Bonds contracts 3/25 62,958 1,002
Long, 1,855 Ultra U.S. Treasury Notes ten year
contracts 3/25 212,948 3,528
Short, 347 Three Month SOFR Futures contracts 3/26 (83,462) (118)
Net payments (receipts) of variation margin to date (5,159)
Variation margin receivable (payable) on open futures contracts $ 2,751

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.45%  $ 105 $ (109) $ 2,625
T. Rowe Price Government Reserve Fund,
4.67% — — 933++
Totals $ 105# $ (109) $ 3,558+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.45%  $ 77,902 $ 2,592 $ 36,665 $ 43,720
T. Rowe Price Government
Reserve Fund, 4.67% 51,811  ¤  ¤ 80,625
Total $ 124,345^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $3,558 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $123,233.

T. ROWE PRICE Global Multi-Sector Bond Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,808,176) $ 1,789,519
Receivable for investment securities sold 174,788
Interest receivable 18,916
Unrealized gain on forward currency exchange contracts 16,386
Foreign currency (cost $9,633) 9,620
Variation margin receivable on futures contracts 2,751
Receivable for shares sold 1,792
Cash 441
Unrealized gain on bilateral swaps 219
Bilateral swap premiums paid 29
Other assets 181
Total assets 2,014,642
Liabilities
TBA Sales Commitments (proceeds $165,761) 167,658
Payable for investment securities purchased 26,284
Obligation to return securities lending collateral 17,141
Unrealized loss on forward currency exchange contracts 11,964
Payable for shares redeemed 3,634
Investment management fees payable 660
Unrealized loss on bilateral swaps 341
Variation margin payable on centrally cleared swaps 222
Bilateral swap premiums received 107
Due to affiliates 23
Payable to directors 1
Other liabilities 655
Total liabilities 228,690
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 1,785,952

T. ROWE PRICE Global Multi-Sector Bond Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (211,162)
Paid-in capital applicable to 176,375,918 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,997,114
NET ASSETS $ 1,785,952
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $837,549; Shares outstanding: 82,721,111) $ 10.12
Advisor Class
(Net assets: $15,647; Shares outstanding: 1,543,597) $ 10.14
I Class
(Net assets: $932,756; Shares outstanding: 92,111,210) $ 10.13

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $299) $ 41,364
Dividend 3,818
Securities lending 68
Total income 45,250
Expenses
Investment management 3,965
Shareholder servicing
Investor Class $ 649
Advisor Class 46
I Class 105 800
Rule 12b-1 fees
Advisor Class 20
Prospectus and shareholder reports
Investor Class 30
Advisor Class 1
I Class 8 39
Custody and accounting 183
Registration 88
Legal and audit 26
Directors 3
Miscellaneous 31
Waived / paid by Price Associates (563)
Total expenses 4,592
Net investment income 40,658

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $57) 526
Futures 2,911
Swaps (152)
Options written 1,131
Forward currency exchange contracts 7,321
Foreign currency transactions 2,349
Net realized gain 14,086
Change in net unrealized gain / loss
Securities 12,834
Futures 8,226
Swaps 2,188
Forward currency exchange contracts 3,877
TBA Sales Commitments (1,897)
Other assets and liabilities denominated in foreign currencies (294)
Change in net unrealized gain / loss 24,934
Net realized and unrealized gain / loss 39,020
INCREASE IN NET ASSETS FROM OPERATIONS $ 79,678

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 40,658 $ 73,198
Net realized gain 14,086 29,002
Change in net unrealized gain / loss 24,934 17,550
Increase in net assets from operations 79,678 119,750
Distributions to shareholders
Net earnings
Investor Class (17,920) (27,052)
Advisor Class (338) (667)
I Class (20,397) (26,405)
Tax return of capital – –
Investor Class – (9,538)
Advisor Class – (202)
I Class – (9,724)
Decrease in net assets from distributions (38,655) (73,588)
Capital share transactions
*
Shares sold
Investor Class 142,585 245,324
Advisor Class 1,391 8,873
I Class 180,511 313,175
Distributions reinvested
Investor Class 17,332 35,713
Advisor Class 334 873
I Class 19,518 34,669
Shares redeemed
Investor Class (95,078) (215,647)
Advisor Class (2,805) (8,685)
I Class (79,715) (145,365)
Increase in net assets from capital share
transactions 184,073 268,930

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase during period 225,096 315,092
Beginning of period 1,560,856 1,245,764
End of period $ 1,785,952 $ 1,560,856
*Share information (000s)
Shares sold
Investor Class 14,146 25,065
Advisor Class 138 916
I Class 17,960 32,080
Distributions reinvested
Investor Class 1,724 3,657
Advisor Class 33 89
I Class 1,941 3,547
Shares redeemed
Investor Class (9,477) (22,183)
Advisor Class (280) (890)
I Class (7,935) (14,944)
Increase in shares outstanding 18,250 27,337

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital appreciation. The fund has three classes of shares: the Global
Multi-Sector Bond Fund (Investor Class), the Global Multi-Sector Bond Fund–
Advisor Class (Advisor Class) and the Global Multi-Sector Bond Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected

T. ROWE PRICE Global Multi-Sector Bond Fund

as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Global Multi-Sector Bond Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation

T. ROWE PRICE Global Multi-Sector Bond Fund

risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Global Multi-Sector Bond Fund

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Global Multi-Sector Bond Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,160,710 $ — $ 1,160,710
Bank Loans — 30,159 2,488 32,647
Bond Mutual Funds 43,720 — — 43,720
Common Stocks — — 1 1
Corporate Bonds — 383,310 8,359 391,669
Non-U.S. Government
Mortgage-Backed Securities — 30,960 2,103 33,063
Private Investment Company
2
— — — 1,736
Short-Term Investments 63,484 44,061 — 107,545
Securities Lending Collateral 17,141 — — 17,141
Options Purchased 1,287 — — 1,287
Total Securities 125,632 1,649,200 12,951 1,789,519
Swaps* — 4,051 — 4,051
Forward Currency Exchange
Contracts — 16,386 — 16,386
Futures Contracts* 9,482 — — 9,482
Total $ 135,114 $ 1,669,637 $ 12,951 $ 1,819,438
Liabilities
TBA Sales Commitments $ — $ 167,658 $ — $ 167,658
Swaps* — 3,289 $ — 3,289
Forward Currency Exchange
Contracts — 11,964 — 11,964
Futures Contracts* 1,572 — — 1,572
Total $ 1,572 $ 182,911 $ — $ 184,483

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Asset-Backed Securities, Convertible Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Multi-Sector Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 535
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 14,144
Foreign exchange derivatives Forwards 16,386
Credit derivatives Bilateral Swaps and Premiums 141
^
,*
Total $ 31,206
^
,*
Liabilities
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps and Futures $ 2,876
Foreign exchange derivatives Forwards 11,964
Credit derivatives Centrally Cleared Swaps 1,985
Total $ 16,825
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Global Multi-Sector Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (555) $ (555)
Interest rate
derivatives (1,519) 937 2,911 — 2,198 4,527
Foreign
exchange
derivatives (155) — — 7,321 — 7,166
Credit
derivatives (26) 194 — — (1,795) (1,627)
Total $ (1,700) $ 1,131 $ 2,911 $ 7,321 $ (152) $ 9,511
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 457 $ 457
Interest rate
derivatives 396 — 8,226 — 3,628 12,250
Foreign
exchange
derivatives — — — 3,877 — 3,877
Credit
derivatives — — — — (1,897) (1,897)
Total $ 396 $ — $ 8,226 $ 3,877 $ 2,188 $ 14,687
^ Options purchased are reported as securities.

T. ROWE PRICE Global Multi-Sector Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the

T. ROWE PRICE Global Multi-Sector Bond Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, securities valued at $31,863,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 1,598 $ (144) $ 1,454 $ (1,705) $ —
Barclays Bank 1,174 (2,905) (1,731) 378 —
BNP Paribas 10 (6) 4 (85) —
BNY Mellon — (11) (11) — —
Citibank 2,045 (957) 1,088 (711) 377
Deutsche Bank 2,471 (1,338) 1,133 (1,799) —
Goldman Sachs 1,555 (2,158) (603) 715 112
HSBC Bank 1,938 (1,962) (24) — —
JPMorgan Chase 531 (11) 520 (310) 210
Morgan Stanley 396 (24) 372 (514) —
Nomura Securities
International — (364) (364) 450 86
Societe Generale 177 — 177 (83) 94
Standard Chartered 1,363 (59) 1,304 (1,441) —
State Street 1,706 (2,207) (501) 1,389 888

T. ROWE PRICE Global Multi-Sector Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 35% and 44% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all
Toronto-Dominion
Bank $ 36 $ (142) $ (106) $ — $ —
UBS Investment
Bank 1,511 (17) 1,494 (2,229) —
Wells Fargo 16 — 16 — 16
Total $ 16,527 $ (12,305)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Global Multi-Sector Bond Fund

or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 31% and 39% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse
(exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of
Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation,

T. ROWE PRICE Global Multi-Sector Bond Fund

to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract.
In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 15% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities

T. ROWE PRICE Global Multi-Sector Bond Fund

on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2024, the notional amount of protection sold by the fund totaled $17,899,000 (1.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in

T. ROWE PRICE Global Multi-Sector Bond Fund

accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
28% and 46% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject

T. ROWE PRICE Global Multi-Sector Bond Fund

to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

T. ROWE PRICE Global Multi-Sector Bond Fund

TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2024, securities valued at $1,226,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of November 30, 2024.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

T. ROWE PRICE Global Multi-Sector Bond Fund

Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security

T. ROWE PRICE Global Multi-Sector Bond Fund

at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
November 30, 2024, the value of loaned securities was $16,148,000; the value of cash collateral and related investments was $17,141,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $809,703,000 and $389,951,000, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. government securities aggregated $252,752,000 and $249,322,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Global Multi-Sector Bond Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had
$206,709,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $1,631,192,000. Net unrealized loss aggregated $8,012,000 at period-end, of which $53,326,000 related to appreciated investments and $61,338,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.19%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates

T. ROWE PRICE Global Multi-Sector Bond Fund

ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2024 as indicated
in the table below Including these amounts, expenses previously waived/paid

T. ROWE PRICE Global Multi-Sector Bond Fund

by Price Associates in the amount of $2,172,000 remain subject to repayment by the fund at November 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2024, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $337,000 for T. Rowe Price
Services, Inc.; and $4,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.65% 0.93% 0.01%
Expense limitation date 09/30/25 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $(128) $(34) $(229)

T. ROWE PRICE Global Multi-Sector Bond Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
November 30, 2024, are as follows:
Total management fee waived was allocated ratably in the amounts of
$81,000, $2,000 and $89,000 for the Investor Class, Advisor Class and I Class,
respectively, for the six months ended November 30, 2024.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% $ 172
Total Management Fee Waived $ 172

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F175-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025